Business Combinations (Business Acquisition, Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill	$ 466,722	$ 466,871
Current Year Acquisitions [Member]
Business Acquisition [Line Items]
Identifiable intangible assets	47
Goodwill	198
Other assets and liabilities - net	5
Assets total	250
Prior Year Acquisitions [Member]
Business Acquisition [Line Items]
Identifiable intangible assets		1,023
Goodwill		1,212
Other assets and liabilities - net		22
Assets total		2,257
Family Comfort Hospice [Member]
Business Acquisition [Line Items]
Identifiable intangible assets			373
Goodwill			5,094
Other assets and liabilities - net			433
Assets total			$ 5,900